UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2022
MFS®  Charter Income Trust
MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Charter Income Trust
New York Stock Exchange Symbol: MCR

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its June meeting, the US Federal Reserve undertook a 0.75% rate hike, its largest since 1994. Additional larger-than-normal hikes are expected in coming meetings as the Fed seeks to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, rate-sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, cases outside of Asia remain well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
July 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	58.7%
Emerging Markets Bonds	25.6%
Investment Grade Corporates	9.3%
Commercial Mortgage-Backed Securities	2.1%
Mortgage-Backed Securities	2.1%
Collateralized Debt Obligations	1.8%
Asset-Backed Securities	0.6%
Municipal Bonds	0.5%
Non-U.S. Government Bonds	(12.4)%
U.S. Treasury Securities	(12.9)%
Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	8.9 yrs.
Composition including fixed income credit quality (a)(i)
AAA	8.1%
AA	3.6%
A	7.9%
BBB	14.2%
BB	39.7%
B	26.1%
CCC	7.1%
CC	0.1%
C (o)	0.0%
D (o)	0.0%
U.S. Government	16.8%
Federal Agencies	2.1%
Not Rated	(50.3)%
Non-Fixed Income	0.7%
Cash & Cash Equivalents (Less Liabilities) (b)	(29.4)%
Other	53.3%

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Philipp Burgener	Structured Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018; Portfolio Manager of Man GLG from 2014 to 2018.
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2019; Portfolio Manager and Analyst at Eaton Vance Management from 2014 to 2019.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

Other Notes – continued
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 126.6%
Aerospace & Defense – 1.4%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$301,000	$ 289,177
Bombardier, Inc., 7.125%, 6/15/2026 (n)		317,000	289,600
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		725,000	583,625
Moog, Inc., 4.25%, 12/15/2027 (n)		885,000	838,538
Raytheon Technologies Corp., 2.82%, 9/01/2051		166,000	124,347
TransDigm, Inc., 6.25%, 3/15/2026 (n)		175,000	178,020
TransDigm, Inc., 6.375%, 6/15/2026		535,000	530,988
TransDigm, Inc., 5.5%, 11/15/2027		1,235,000	1,182,364
TransDigm, Inc., 4.625%, 1/15/2029		460,000	412,422
			$ 4,429,081
Airlines – 0.0%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	140,000	$ 136,390
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$157,000	$ 133,000
Asset-Backed & Securitized – 4.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.034%, 11/15/2054 (i)		$3,802,378	$ 250,850
ACREC 2021-FL1 Ltd., “C”, FLR, 3.085% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		229,500	222,766
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.637% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		154,500	148,472
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 3.136% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		261,500	251,427
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 2.594% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)		250,000	243,822
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.574%, 10/15/2054 (n)		550,000	482,034
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.946% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)		300,000	293,407
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.875% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		200,000	193,076
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 2.474% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		100,000	96,055
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.825% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		275,500	263,835
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.699% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		327,000	323,696

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.398% (SOFR - 30 day + 3%), 1/15/2037 (n)	$208,000	$ 205,903
AREIT 2022-CRE6 Trust, “C”, FLR, 2.615% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	100,000	98,079
AREIT 2022-CRE6 Trust, “D”, FLR, 3.315% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	100,000	98,078
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.661% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	153,832	175,010
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.625%, 4/15/2053 (i)	1,985,820	168,264
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.304%, 7/15/2054 (i)	995,320	81,962
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.633%, 2/15/2054 (i)	2,288,915	237,099
Benchmark 2019-B12 Mortgage Trust, “A5”, 3.115%, 8/15/2052	227,000	213,148
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.79%, 7/15/2053 (i)	3,386,905	309,321
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.275%, 2/15/2054 (i)	3,626,833	279,532
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.153%, 3/15/2054 (i)	1,996,684	139,081
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	5,529,735	309,764
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.27%, 7/15/2054 (i)	6,971,227	566,899
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.288%, 8/15/2054 (i)	2,347,075	193,425
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.925% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	100,000	96,676
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 3.174% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	100,000	97,283
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	267,709	248,370
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	93,681	84,221
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	80,118	71,966
BXMT 2021-FL4 Ltd., “B”, FLR, 2.424% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	549,000	529,549
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	144,752	138,655

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	$437,500	$ 417,635
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027	155,000	154,201
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	92,050	84,435
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	92,050	83,866
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.782%, 4/15/2054 (i)	1,579,101	78,492
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.978%, 6/15/2063 (i)	998,872	63,670
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.051%, 6/15/2064 (i)	1,306,266	88,049
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065	257,000	242,900
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	3,372,294	34
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 2.766% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	114,000	113,261
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 2.424% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)	297,500	289,842
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 2.744% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	440,000	416,126
Harley-Davidson Motorcycle Trust, 2022-A, “A3”, 3.06%, 2/15/2027	282,000	280,300
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.625% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	375,000	357,644
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.874% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	258,000	243,669
MF1 2020-FL3 Ltd., “AS”, FLR, 3.746% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)	428,000	422,866
MF1 2020-FL4 Ltd., “AS”, FLR, 3.01% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	154,000	151,116
MF1 2021-FL5 Ltd., “B”, FLR, 2.36% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	423,500	417,144
MF1 2021-FL5 Ltd., “C”, FLR, 2.61% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	213,000	205,536
MF1 2021-FL5 Ltd., “D”, FLR, 3.41% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	755,000	724,873
MF1 2021-FL6 Ltd., “B”, FLR, 2.585% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	450,000	429,471

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL8 Ltd., “C”, FLR, 2.682% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		$110,841	$ 107,699
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.298%, 5/15/2054 (i)		1,033,449	82,764
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.234%, 6/15/2054 (i)		3,125,951	227,216
Navistar Financial Dealer Note Master Trust, 2022-1, “A”, FLR, 1.538% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		103,000	102,873
PFP III 2021-7 Ltd., “B”, FLR, 2.274% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		212,489	198,968
PFP III 2021-7 Ltd., “C”, FLR, 2.525% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		199,990	192,376
PFP III 2021-8 Ltd., “B”, FLR, 2.375% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		105,000	100,964
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		112,870	112,760
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 3.024% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		157,500	147,382
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 2.736% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		190,000	182,649
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 3.035% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		100,000	96,155
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 2.286% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		150,000	146,868
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 2.736% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		310,000	302,384
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.553%, 8/15/2054 (i)		1,991,168	200,637
			$ 14,578,550
Automotive – 1.9%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$890,000	$ 887,018
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		150,000	137,830
Dana, Inc., 5.375%, 11/15/2027		434,000	412,034
Dana, Inc., 4.25%, 9/01/2030		315,000	274,540
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		475,000	378,812
Ford Motor Co., 5.113%, 5/03/2029		485,000	472,691
Ford Motor Co., 4.75%, 1/15/2043		535,000	441,375
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		665,000	648,142
Hyundai Capital America, 6.375%, 4/08/2030 (n)		315,000	341,749
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		715,000	692,835
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	250,000	271,283

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		$470,000	$ 369,729
Stellantis N.V., 2.75%, 4/01/2032	EUR	100,000	98,012
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		380,000	324,733
Volkswagen International Finance N.V., 4.375% to 3/28/2031, FLR (EUR Swap Rate - 9yr. + 3.36%) to 3/28/2032, FLR (EUR Swap Rate - 9yr. + 3.61%) to 3/28/2051, FLR (EUR Swap Rate - 9yr. + 4.11%) to 3/28/2071		100,000	97,136
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		$430,000	306,548
			$ 6,154,467
Broadcasting – 2.0%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$587,000	$ 522,841
Discovery, Inc., 4.125%, 5/15/2029		78,000	74,454
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		845,000	769,554
iHeartCommunications, Inc., 8.375%, 5/01/2027		160,000	150,080
Magallanes, Inc., 4.279%, 3/15/2032 (n)		200,000	186,929
Netflix, Inc., 5.875%, 11/15/2028		570,000	590,338
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	132,876
Prosus N.V., 2.085%, 1/19/2030		100,000	86,215
Prosus N.V., 3.061%, 7/13/2031 (n)		$329,000	254,400
Prosus N.V., 2.031%, 8/03/2032	EUR	100,000	79,651
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		$635,000	601,104
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		540,000	502,740
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	423,495	425,359
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$763,000	699,099
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,209,000	1,111,277
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)	EUR	242,000	214,334
WMG Acquisition Corp., 2.25%, 8/31/2031		140,000	123,995
			$ 6,525,246
Brokerage & Asset Managers – 1.6%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$59,000	$ 59,736
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		475,000	423,563
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		906,000	897,964
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		151,000	152,675
Intercontinental Exchange, Inc., 3%, 9/15/2060		151,000	107,265
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,330,000	1,296,750
LPL Holdings, Inc., 4%, 3/15/2029 (n)		905,000	838,256
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		435,000	390,956
NFP Corp., 4.875%, 8/15/2028 (n)		540,000	501,261

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
NFP Corp., 6.875%, 8/15/2028 (n)		$580,000	$ 505,580
			$ 5,174,006
Building – 2.4%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,230,000	$ 1,156,926
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		325,000	264,875
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		855,000	713,962
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	100,000	102,718
Imerys S.A., 1%, 7/15/2031	EUR	100,000	83,994
Interface, Inc., 5.5%, 12/01/2028 (n)		$815,000	723,015
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		415,000	352,797
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		270,000	238,942
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		481,000	461,331
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		330,000	234,262
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		695,000	688,050
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		460,000	429,474
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		580,000	497,350
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		316,000	299,735
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		880,000	792,796
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		160,000	134,290
Vulcan Materials Co., 3.5%, 6/01/2030		137,000	128,466
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		460,000	409,400
			$ 7,712,383
Business Services – 1.6%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	200,000	$ 166,772
Euronet Worldwide, Inc., 1.375%, 5/22/2026		200,000	196,469
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	85,099
HealthEquity, Inc., 4.5%, 10/01/2029 (n)		740,000	690,050
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		360,000	350,093
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		480,000	472,997
Mastercard, Inc., 3.3%, 3/26/2027		212,000	211,927
Mastercard, Inc., 3.85%, 3/26/2050		77,000	72,122
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		425,000	401,605
Paysafe Finance PLC, 4%, 6/15/2029 (n)		595,000	464,100
Switch Ltd., 3.75%, 9/15/2028 (n)		601,000	601,176
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	702,121
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		510,000	525,098
Visa, Inc., 2%, 6/15/2029 (w)	EUR	120,000	127,559

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Visa, Inc., 3.65%, 9/15/2047		$63,000	$ 57,759
			$ 5,124,947
Cable TV – 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		$425,000	$ 418,880
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,960,000	1,808,100
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,420,000	1,282,402
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		1,055,000	930,721
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		450,000	372,764
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	86,830
Comcast Corp., 3.75%, 4/01/2040		143,000	130,834
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	190,000
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,350,000	1,128,276
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		405,000	347,692
DISH DBS Corp., 7.75%, 7/01/2026		375,000	320,625
DISH DBS Corp., 5.25%, 12/01/2026 (n)		535,000	452,637
DISH DBS Corp., 5.125%, 6/01/2029		450,000	317,592
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		693,000	698,197
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		210,000	191,047
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		835,000	734,149
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		542,000	502,624
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,345,000	1,335,982
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,122,000
Videotron Ltd., 5.125%, 4/15/2027 (n)		375,000	365,156
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	255,000	223,631
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$1,000,000	892,700
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,200,000	1,099,038
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		267,000	217,373
Ziggo Bond Finance B.V., 3.375%, 2/28/2030	EUR	370,000	320,790
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,115,000	990,527
			$ 16,480,567
Chemicals – 1.9%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$540,000	$ 514,350
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,340,000	1,178,255
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		500,000	457,500
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		650,000	581,750

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)		$500,000	$ 432,240
Ingevity Corp., 3.875%, 11/01/2028 (n)		763,000	684,793
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		425,000	363,375
LYB International Finance III, LLC, 4.2%, 5/01/2050		139,000	122,726
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)		405,000	352,350
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		705,000	578,100
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		200,000	183,300
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		550,000	479,600
Sherwin-Williams Co., 3.8%, 8/15/2049		38,000	32,385
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	147,000	132,415
			$ 6,093,139
Computer Software – 0.9%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$410,000	$ 388,500
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		160,000	145,112
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		770,000	689,535
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		590,000	536,528
Microsoft Corp., 3.3%, 2/06/2027		145,000	146,726
Microsoft Corp., 2.525%, 6/01/2050		214,000	165,436
PTC, Inc., 3.625%, 2/15/2025 (n)		385,000	382,401
PTC, Inc., 4%, 2/15/2028 (n)		305,000	290,993
			$ 2,745,231
Computer Software - Systems – 1.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,295,000	$ 1,293,381
Fair Isaac Corp., 4%, 6/15/2028 (n)		66,000	62,685
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		930,000	929,396
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		830,000	748,096
Virtusa Corp., 7.125%, 12/15/2028 (n)		410,000	344,400
			$ 3,377,958
Conglomerates – 1.6%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$210,000	$ 190,033
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,130,000	1,011,350
Carrier Global Corp., 3.577%, 4/05/2050		129,000	103,337
Gates Global LLC, 6.25%, 1/15/2026 (n)		560,000	546,689
Griffon Corp., 5.75%, 3/01/2028		816,000	787,440
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		643,000	503,148
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		460,000	456,550
TriMas Corp., 4.125%, 4/15/2029 (n)		1,776,000	1,598,400
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		87,000	87,557
			$ 5,284,504

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.8%
Empire Communities Corp., 7%, 12/15/2025 (n)		$490,000	$ 439,163
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		255,000	235,323
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		615,000	514,781
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		320,000	282,723
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		585,000	578,309
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		638,000	565,415
			$ 2,615,714
Consumer Products – 0.8%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	100,000	$ 99,469
JAB Holdings B.V., 2.25%, 12/19/2039		200,000	159,925
L'Oréal S.A., 0.875%, 6/29/2026		100,000	105,059
Mattel, Inc., 3.375%, 4/01/2026 (n)		$572,000	554,726
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	309,320
Mattel, Inc., 5.45%, 11/01/2041		210,000	201,779
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	604,800
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		250,000	211,202
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		550,000	418,126
			$ 2,664,406
Consumer Services – 2.6%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	100,000	$ 112,419
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$216,000	214,068
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		560,000	526,282
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	323,640
ANGI Group LLC, 3.875%, 8/15/2028 (n)		791,000	662,763
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		625,000	524,769
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,228,000	1,133,598
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		422,000	396,779
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	46,734
Match Group, Inc., 5%, 12/15/2027 (n)		460,000	447,596
Match Group, Inc., 4.625%, 6/01/2028 (n)		910,000	847,638
Match Group, Inc., 4.125%, 8/01/2030 (n)		225,000	200,198
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		440,000	392,128
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		415,000	360,911
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		1,968,329	524,550
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,395,000	1,243,656

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)		$468,000	$ 464,191
			$ 8,421,920
Containers – 2.0%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	235,000	$ 198,989
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$455,000	357,175
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		565,000	502,737
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	320,000	273,582
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		$646,000	559,762
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		880,000	734,800
Ball Corp., 3.125%, 9/15/2031		330,000	288,272
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		350,000	324,625
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		976,000	856,050
Crown Americas LLC, 5.25%, 4/01/2030 (n)		525,000	525,956
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		920,000	903,656
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		440,000	433,400
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		625,000	615,272
			$ 6,574,276
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$86,000	$ 85,154
Arrow Electronics, Inc., 2.95%, 2/15/2032		182,000	156,395
CommScope Technologies LLC, 5%, 3/15/2027 (n)		875,000	729,531
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	140,000	130,292
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		140,000	117,876
			$ 1,219,248
Electronics – 1.2%
ASML Holding N.V., 2.25%, 5/17/2032	EUR	100,000	$ 106,611
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$133,000	114,503
Broadcom, Inc., 3.137%, 11/15/2035 (n)		168,000	137,175
Broadcom, Inc., 3.187%, 11/15/2036 (n)		4,000	3,207
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		299,000	227,240
Entegris, Inc., 4.375%, 4/15/2028 (n)		290,000	270,425

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Entegris, Inc., 3.625%, 5/01/2029 (n)		$380,000	$ 335,968
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		331,000	306,187
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		480,000	488,072
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,010,000	1,018,585
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		410,000	389,294
Synaptics, Inc., 4%, 6/15/2029 (n)		625,000	562,500
			$ 3,959,767
Emerging Market Quasi-Sovereign – 4.3%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$1,074,000	$ 1,079,648
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	100,000	104,440
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$960,000	972,099
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		202,000	162,006
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		200,000	178,500
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		238,000	238,000
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	568,245
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	1,014,971
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	612,799
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		300,000	244,809
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027	EUR	180,000	186,333
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		$299,000	250,215
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	669,471
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		359,000	372,502
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		700,000	625,625
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,086,000	1,007,265
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		1,116,000	374,418
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		200,000	165,860
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	482,950
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		200,000	177,475

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		$200,000	$ 193,887
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	868,021
Petroleos Mexicanos, 5.95%, 1/28/2031		200,000	167,380
Petroleos Mexicanos, 6.75%, 9/21/2047		980,000	704,816
Petroleos Mexicanos, 7.69%, 1/23/2050		200,000	155,480
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		200,000	194,360
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	527,661
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,102,198
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		500,000	517,500
			$ 13,918,934
Emerging Market Sovereign – 13.8%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	539,000	$ 439,801
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	250,773
Arab Republic of Egypt, 8.5%, 1/31/2047		1,265,000	919,781
Arab Republic of Egypt, 8.875%, 5/29/2050		200,000	146,908
Dominican Republic, 5.5%, 2/22/2029 (n)		761,000	719,101
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	142,436
Dominican Republic, 5.875%, 1/30/2060 (n)		2,249,000	1,748,770
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		519,000	451,530
Federative Republic of Brazil, 10%, 1/01/2023	BRL	2,970,000	613,534
Federative Republic of Brazil, 10%, 1/01/2025		11,250,000	2,244,378
Federative Republic of Brazil, 3.875%, 6/12/2030		$500,000	447,939
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	885,000	867,092
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)		1,470,000	1,551,167
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		3,489,000	3,175,908
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		245,000	166,775
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	420,699
Kingdom of Morocco, 2%, 9/30/2030		100,000	86,668
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	358,594
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	42,475,000	931,969
People's Republic of China, 3.03%, 3/11/2026	CNY	44,260,000	6,776,182
People's Republic of China, 3.13%, 11/21/2029		11,200,000	1,720,258
Republic of Angola, 9.375%, 5/08/2048		$454,000	405,767
Republic of Argentina, 1.125%, 7/09/2035		627,494	170,340
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	214,000	176,968
Republic of Benin, 6.875%, 1/19/2052		400,000	330,782
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		929,000	873,161
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		300,000	264,718

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Ghana, 8.125%, 3/26/2032 (n)		$305,000	$ 161,986
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	719,110
Republic of Guatemala, 6.125%, 6/01/2050		300,000	277,649
Republic of Hungary, 2.125%, 9/22/2031 (n)		200,000	161,120
Republic of Hungary, 7.625%, 3/29/2041		470,000	579,649
Republic of Indonesia, 3.55%, 3/31/2032		200,000	190,828
Republic of Indonesia, 4.35%, 1/11/2048		400,000	372,444
Republic of Kenya, 8%, 5/22/2032 (n)		478,000	412,944
Republic of Korea, 1.875%, 6/10/2029	KRW	4,363,250,000	3,210,743
Republic of Korea, 1.375%, 6/10/2030		2,561,600,000	1,788,032
Republic of Paraguay, 4.95%, 4/28/2031 (n)		$280,000	272,495
Republic of Paraguay, 5.6%, 3/13/2048		200,000	174,054
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	980,667
Republic of Philippines, 3.556%, 9/29/2032		534,000	513,682
Republic of Romania, 2%, 12/08/2026 (n)	EUR	989,000	997,529
Republic of Romania, 1.75%, 7/13/2030 (n)		247,000	208,114
Republic of Romania, 2%, 4/14/2033		250,000	194,443
Republic of Senegal, 6.25%, 5/23/2033		$247,000	216,248
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	647,000	473,908
Republic of South Africa, 8.25%, 3/31/2032	ZAR	36,545,000	2,045,702
Republic of South Africa, 5.875%, 4/20/2032		$200,000	189,800
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(n)		446,000	171,706
State of Qatar, 4.817%, 3/14/2049 (n)		683,000	735,017
Sultanate of Oman, 7%, 1/25/2051		800,000	764,208
United Mexican States, 7.5%, 6/03/2027	MXN	24,400,000	1,179,551
United Mexican States, 4.75%, 4/27/2032		$727,000	730,770
United Mexican States, 3.771%, 5/24/2061		774,000	555,258
			$ 44,679,656
Energy - Independent – 2.6%
Antero Resources Corp., 7.625%, 2/01/2029 (n)		$490,000	$ 531,135
CNX Resources Corp., 6%, 1/15/2029 (n)		542,000	538,396
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		725,000	723,981
Diamondback Energy, Inc., 4.4%, 3/24/2051		141,000	127,324
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		410,000	410,000
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		679,000	675,116
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	455,346
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		315,000	284,288
Occidental Petroleum Corp., 5.875%, 9/01/2025		570,000	595,570
Occidental Petroleum Corp., 6.625%, 9/01/2030		953,000	1,068,318
Occidental Petroleum Corp., 6.6%, 3/15/2046		400,000	452,000
SM Energy Co., 5.625%, 6/01/2025		330,000	328,713

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
SM Energy Co., 6.5%, 7/15/2028		$365,000	$ 362,505
Southwestern Energy Co., 5.95%, 1/23/2025		44,200	45,658
Southwestern Energy Co., 8.375%, 9/15/2028		305,000	334,216
Southwestern Energy Co., 5.375%, 3/15/2030		420,000	425,250
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	878,430
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	258,558
			$ 8,494,804
Energy - Integrated – 0.3%
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	280,000	$ 279,552
Cenovus Energy, Inc., 2.65%, 1/15/2032		$91,000	78,325
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	199,354
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	200,000	210,923
MOL PLC, 1.5%, 10/08/2027		110,000	100,020
			$ 868,174
Engineering - Construction – 0.0%
Bouygues S.A., 2.25%, 6/24/2029	EUR	100,000	$ 106,405
Entertainment – 1.8%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$1,370,000	$ 1,284,649
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		520,000	461,331
Carnival Corp. PLC, 6%, 5/01/2029 (n)		160,000	135,200
Life Time, Inc., 5.75%, 1/15/2026 (n)		550,000	528,858
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		483,000	478,170
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		630,000	567,000
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		380,000	340,926
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		400,000	360,400
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		340,000	288,736
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		800,000	675,128
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		670,000	599,650
			$ 5,720,048
Financial Institutions – 2.2%
Adler Group S.A., 2.25%, 1/14/2029	EUR	300,000	$ 162,643
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		$150,000	126,570
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		150,000	117,155

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Air Lease Corp., 2.875%, 1/15/2032		$121,000	$ 100,256
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)		355,605	284,599
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		77,000	75,271
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	128,971
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		610,000	600,850
Crédit Logement S.A., 1.081%, 2/15/2034	EUR	100,000	91,554
CTP N.V., 1.5%, 9/27/2031		100,000	74,049
EXOR N.V., 2.25%, 4/29/2030		100,000	102,794
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		$2,008,613	1,621,955
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/9/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/09/2069	EUR	100,000	87,741
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$839,000	770,051
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	110,000	98,563
Logicor Financing S.à r.l., 0.875%, 1/14/2031		100,000	80,519
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$705,000	683,779
OneMain Finance Corp., 6.875%, 3/15/2025		480,000	487,834
OneMain Finance Corp., 7.125%, 3/15/2026		215,000	220,160
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	130,000	123,368
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$720,000	623,259
SBB Treasury Oyj, 1.125%, 11/26/2029	EUR	100,000	73,446
VGP N.V., 1.5%, 4/08/2029		100,000	76,768
Vonovia SE, 2.375%, 3/25/2032		100,000	98,384
Vonovia SE, 1.625%, 9/01/2051		100,000	65,254
			$ 6,975,793
Food & Beverages – 2.9%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	$ 181,193
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		60,000	65,024
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		930,000	953,134
Bacardi Ltd., 5.15%, 5/15/2038 (n)		153,000	150,581
BellRing Brands, Inc., 7%, 3/15/2030 (n)		770,000	767,852
Central America Bottling Co., 5.25%, 4/27/2029 (n)		755,000	720,804
Constellation Brands, Inc., 4.75%, 12/01/2025		44,000	45,543
Constellation Brands, Inc., 3.15%, 8/01/2029		149,000	136,693
Constellation Brands, Inc., 2.25%, 8/01/2031		104,000	86,597
Diageo Capital PLC, 1.875%, 6/08/2034	EUR	100,000	99,208
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		$781,000	661,577
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		595,000	614,154

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Kraft Heinz Foods Co., 3.875%, 5/15/2027		$137,000	$ 135,415
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)		1,170,000	1,083,712
Performance Food Group Co., 5.5%, 10/15/2027 (n)		820,000	806,503
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		588,000	582,864
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		955,000	856,664
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		887,000	776,329
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		800,000	750,940
			$ 9,474,787
Gaming & Lodging – 3.9%
Boyd Gaming Corp., 4.75%, 12/01/2027		$375,000	$ 364,688
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		270,000	247,050
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		435,000	371,142
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)		434,000	435,693
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		574,000	583,873
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		406,000	391,766
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		974,000	891,940
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		761,000	660,168
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	100,000	121,214
International Game Technology PLC, 4.125%, 4/15/2026 (n)		$1,000,000	963,250
International Game Technology PLC, 6.25%, 1/15/2027 (n)		225,000	231,829
Las Vegas Sands Corp., 3.9%, 8/08/2029		119,000	103,691
Marriott International, Inc., 2.85%, 4/15/2031		90,000	77,968
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)		665,000	590,819
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)		220,000	204,600
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		345,000	300,795
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		234,000	188,046
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)		376,000	348,793
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)		645,000	629,655
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)		855,000	811,925
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)		285,000	284,077
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)		359,000	322,265
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)		155,000	142,171
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		515,000	478,631
VICI Properties LP, REIT, 4.95%, 2/15/2030		192,000	188,728

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$778,000	$ 734,136
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		320,000	294,426
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		200,000	170,578
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		375,000	307,886
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,083,000	808,724
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		365,000	323,755
			$ 12,574,282
Industrial – 1.2%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	250,000	$ 251,619
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		$435,000	403,462
APi Escrow Corp., 4.75%, 10/15/2029 (n)		855,000	752,400
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		850,000	835,354
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)		445,000	408,425
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	100,000	100,941
Peach Property Group, 4.375%, 11/15/2025 (n)		225,000	227,117
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$35,000	26,012
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		833,000	787,577
			$ 3,792,907
Insurance – 0.3%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	100,000	$ 91,012
Argentum Netherlands B.V., 5.125%, 6/01/2048		$200,000	198,766
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044	EUR	150,000	164,656
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	175,000	197,521
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$30,000	27,238
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	100,000	92,570
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		100,000	100,934
			$ 872,697
Insurance - Health – 0.2%
Centene Corp., 3%, 10/15/2030		$695,000	$ 618,230
UnitedHealth Group, Inc., 3.5%, 8/15/2039		38,000	34,394
UnitedHealth Group, Inc., 3.25%, 5/15/2051		108,000	90,077
			$ 742,701

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.9%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$1,015,000	$ 979,678
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		25,000	21,570
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		500,000	435,270
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	100,000	68,325
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		$220,000	219,646
Hub International Ltd., 5.625%, 12/01/2029 (n)		566,000	527,795
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	100,000	109,261
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		$531,000	477,945
			$ 2,839,490
International Market Quasi-Sovereign – 0.4%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	75,000	$ 47,997
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		200,000	185,993
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	100,000	116,002
ESB Finance DAC, 1%, 7/19/2034	EUR	100,000	90,845
Islandsbanki, 0.75%, 3/25/2025		100,000	102,126
KFW German Government Development Bank, 1.125%, 3/31/2037		580,000	558,449
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		100,000	100,731
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034		100,000	89,236
			$ 1,291,379
International Market Sovereign – 10.9%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	9,822,000	$ 6,707,045
Commonwealth of Australia, 1.75%, 6/21/2051		1,416,000	666,979
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	175,287
Government of Canada, 4%, 6/01/2041	CAD	647,000	587,111
Government of Japan, 1.7%, 6/20/2032	JPY	191,950,000	1,702,970
Government of Japan, 0.4%, 3/20/2036		218,100,000	1,678,236
Government of Japan, 2.3%, 3/20/2040		230,700,000	2,277,843
Government of New Zealand, 1.5%, 5/15/2031	NZD	14,059,000	7,715,812
Government of New Zealand , 0.25%, 5/15/2028		6,661,000	3,587,872
Kingdom of Belgium, 0%, 10/22/2031 (n)	EUR	1,375,000	1,268,859
Republic of Cyprus, 0%, 2/09/2026		384,000	385,942
Republic of Cyprus, 0.625%, 1/21/2030		541,000	502,956
Republic of Cyprus, 0.95%, 1/20/2032		653,000	594,191

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Iceland, 5%, 11/15/2028	ISK	119,300,000	$ 914,400
Republic of Iceland, 6.5%, 1/24/2031		54,000,000	456,872
Republic of Italy, 1.65%, 3/01/2032	EUR	3,597,000	3,412,622
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	1,232,000	1,518,910
United Kingdom Treasury, 1.75%, 9/07/2037		925,000	1,069,513
United Kingdom Treasury, 1.75%, 1/22/2049		89,000	97,549
			$ 35,320,969
Local Authorities – 0.2%
Oslo kommune, 2.17%, 5/18/2029	NOK	3,000,000	$ 296,631
Province of Alberta, 4.5%, 12/01/2040	CAD	125,000	106,902
Province of British Columbia, 2.95%, 6/18/2050		115,000	77,568
Province of Ontario, 1.9%, 12/02/2051		537,000	280,704
			$ 761,805
Machinery & Tools – 0.3%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	210,000	$ 179,191
Terex Corp., 5%, 5/15/2029 (n)		$855,000	795,834
			$ 975,025
Major Banks – 1.3%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$152,000	$ 124,637
Bank of America Corp., 3.5%, 4/19/2026		301,000	298,743
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	110,000	101,340
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$259,000	225,719
BNP Paribas S.A., 2.1%, 4/07/2032	EUR	100,000	98,692
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	185,155
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		80,000	67,208
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		111,000	93,518
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	269,534
JPMorgan Chase & Co., 0.563%, 2/16/2025		56,000	53,361
JPMorgan Chase & Co., 1.47%, 9/22/2027		455,000	409,814
JPMorgan Chase & Co., 1.963% to 3/23/2029, FLR (EURIBOR - 3mo. + 1.13%) to 3/23/2030	EUR	100,000	103,067
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$94,000	77,968
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		200,000	169,071

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		$183,000	$ 166,541
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		214,000	203,837
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033		200,000	178,084
NatWest Group PLC, 3.619% to 3/29/2028, FLR (GBP Swap Rate - 5yr. + 2.1%) to 3/29/2029	GBP	100,000	123,607
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	100,000	92,793
Toronto Dominion Bank, 1.952%, 4/08/2030		100,000	102,041
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$218,000	185,503
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	100,000	99,023
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		180,000	174,995
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$293,000	284,853
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		219,000	194,582
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	120,000	130,422
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$139,000	128,229
			$ 4,342,337
Medical & Health Technology & Services – 4.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$ 696,107
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	100,000	106,793
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		$886,000	862,548
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	100,000	74,228
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,297,000	1,163,675
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,984,000	1,838,326
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		380,000	379,955
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		945,000	688,244
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		255,000	219,662
DaVita, Inc., 4.625%, 6/01/2030 (n)		435,000	377,906
Encompass Health Corp., 5.75%, 9/15/2025		410,000	414,146
Encompass Health Corp., 4.75%, 2/01/2030		540,000	494,100
HCA, Inc., 5.125%, 6/15/2039		103,000	100,057
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		710,000	707,950

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		$1,010,000	$ 1,010,707
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		210,000	195,686
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		179,000	124,241
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	165,183
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		455,000	462,394
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		881,000	775,104
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)		270,000	269,395
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		983,000	959,600
Thermo Fisher Scientific (Finance I) Co., 1.125%, 10/18/2033	EUR	100,000	91,095
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051		100,000	81,800
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$137,000	121,459
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		505,000	479,149
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		480,000	350,938
			$ 13,210,448
Medical Equipment – 0.3%
American Medical Systems Europe B.V., 1.875%, 3/08/2034	EUR	100,000	$ 95,175
Teleflex, Inc., 4.625%, 11/15/2027		$905,000	894,501
			$ 989,676
Metals & Mining – 2.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$209,000	$ 218,493
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		760,000	683,035
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		1,015,000	822,150
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		645,000	609,557
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		445,000	398,540
Ero Copper Corp., 6.5%, 2/15/2030 (n)		293,000	253,591
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		759,000	757,410
First Quantum Minerals Ltd., 6.875%, 10/15/2027		350,000	349,267
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		945,000	842,231
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		144,000	123,703
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		578,000	529,026
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,608,000	1,478,440
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		415,000	362,374
Novelis Corp., 3.25%, 11/15/2026 (n)		375,000	343,999
Novelis Corp., 4.75%, 1/30/2030 (n)		735,000	697,331
Novelis Corp., 3.875%, 8/15/2031 (n)		330,000	287,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)	$297,721	$ 308,142
		$ 9,065,214
Midstream – 3.3%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)	$360,000	$ 350,100
Cheniere Energy Partners LP, 4.5%, 10/01/2029	445,000	434,124
Cheniere Energy Partners LP, 4%, 3/01/2031	930,000	859,087
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	869,000	813,710
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	899,000	836,070
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	167,000	168,670
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	111,000	111,000
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,405,000	1,334,792
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	510,000	452,263
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	171,700	159,252
Peru LNG, 5.375%, 3/22/2030	518,000	454,545
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	227,000	209,987
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	193,000	192,343
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	960,000	890,822
Targa Resources Corp., 4.2%, 2/01/2033	13,000	12,310
Targa Resources Corp., 4.95%, 4/15/2052	79,000	72,335
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	880,000	925,179
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	721,000	691,209
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	830,000	785,246
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	555,000	520,313
Western Midstream Operating LP, 4.55%, 2/01/2030	287,000	274,335
Western Midstream Operation LP, 4.65%, 7/01/2026	215,000	214,463
		$ 10,762,155
Mortgage-Backed – 2.1%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$16,258	$ 17,587
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	65,335	69,733
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	38,763	42,476
Fannie Mae, 3.5%, 12/01/2047	45,528	45,665
Fannie Mae, UMBS, 2%, 4/01/2042 - 12/01/2051	271,989	245,447
Fannie Mae, UMBS, 3.5%, 5/01/2049	55,644	55,503
Fannie Mae, UMBS, 2.5%, 7/01/2050 - 4/01/2052	173,456	160,452
Fannie Mae, UMBS, 3%, 12/01/2051	24,062	23,034
Freddie Mac, 0.139%, 2/25/2025 (i)	38,000,000	169,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.367%, 3/25/2027 (i)	$448,000	$ 26,053
Freddie Mac, 0.126%, 2/25/2028 (i)	36,576,000	314,784
Freddie Mac, 0.291%, 2/25/2028 (i)	15,572,000	266,395
Freddie Mac, 0.106%, 4/25/2028 (i)	15,983,000	129,544
Freddie Mac, 1.09%, 7/25/2029 (i)	1,886,607	122,784
Freddie Mac, 1.798%, 4/25/2030 (i)	845,640	100,962
Freddie Mac, 1.868%, 4/25/2030 (i)	731,897	89,917
Freddie Mac, 1.663%, 5/25/2030 (i)	896,340	100,277
Freddie Mac, 1.797%, 5/25/2030 (i)	2,034,877	245,221
Freddie Mac, 1.342%, 6/25/2030 (i)	821,458	74,321
Freddie Mac, 1.6%, 8/25/2030 (i)	719,995	79,200
Freddie Mac, 1.17%, 9/25/2030 (i)	455,646	37,352
Freddie Mac, 1.081%, 11/25/2030 (i)	901,677	69,493
Freddie Mac, 0.33%, 1/25/2031 (i)	3,188,385	72,300
Freddie Mac, 0.517%, 3/25/2031 (i)	3,741,865	135,787
Freddie Mac, 0.938%, 7/25/2031 (i)	670,491	47,828
Freddie Mac, 0.536%, 9/25/2031 (i)	2,699,427	108,547
Freddie Mac, 0.567%, 12/25/2031 (i)	659,754	29,300
Freddie Mac, 3%, 8/25/2032 (i)	197,632	188,656
Freddie Mac, 6%, 8/01/2034	24,861	26,835
Freddie Mac, UMBS, 2%, 3/01/2052	49,792	44,224
Ginnie Mae, 2.5%, 8/20/2051	139,470	131,078
Ginnie Mae, TBA, 3%, 6/15/2052	300,000	289,383
Ginnie Mae, TBA, 3.5%, 6/15/2052	300,000	297,187
Ginnie Mae, TBA, 4%, 6/15/2052 - 8/15/2052	125,000	125,654
UMBS, TBA, 2%, 6/16/2037 - 6/13/2052	400,000	376,490
UMBS, TBA, 2.5%, 6/16/2037 - 7/14/2052	775,000	724,706
UMBS, TBA, 3%, 6/13/2052	900,000	857,004
UMBS, TBA, 3.5%, 6/13/2052	700,000	685,781
UMBS, TBA, 4%, 6/13/2052	200,000	199,875
		$ 6,826,813
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	$150,000	$ 130,895
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	215,000	185,109
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	499,000	566,348
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	346,000	351,891

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		$221,000	$ 224,347
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		85,000	85,000
			$ 1,543,590
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$198,000	$ 187,446
National Grid PLC, 1.125%, 1/14/2033	GBP	100,000	94,330
NiSource, Inc., 3.6%, 5/01/2030		$92,000	86,183
			$ 367,959
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	110,000	$ 100,245
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	100,000	99,373
			$ 199,618
Network & Telecom – 0.4%
AT&T, Inc., 3.5%, 9/15/2053		$184,000	$ 148,344
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		812,000	782,630
Orange S.A., 2.375%, 5/18/2032	EUR	100,000	106,473
Verizon Communications, Inc., 2.1%, 3/22/2028		$86,000	78,222
Verizon Communications, Inc., 2.355%, 3/15/2032		135,000	116,270
Verizon Communications, Inc., 3.875%, 3/01/2052		149,000	133,519
			$ 1,365,458
Oil Services – 0.3%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		$191,908	$ 163,506
MV24 Capital B.V., 6.748%, 6/01/2034		510,235	466,808
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		355,000	355,000
			$ 985,314
Oils – 0.8%
Neste Oyj, 0.75%, 3/25/2028	EUR	200,000	$ 193,877
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,350,000	1,217,444
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		415,000	402,550
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		335,000	297,004
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	315,055
			$ 2,425,930

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.1%
AIB Group PLC, 2.25%, 4/04/2028	EUR	100,000	$ 103,470
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		$750,000	672,802
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		200,000	175,750
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031	EUR	100,000	85,158
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		100,000	89,836
BPCE S.A., 0.75%, 3/03/2031		100,000	89,414
Commercial Bank P.S.Q.C., 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169		$272,000	253,640
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	100,000	100,851
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		100,000	106,878
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		100,000	88,030
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	250,134
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	100,000	87,390
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	150,000	143,680
Macquarie Group Ltd., 4.08%, 5/31/2029		130,000	163,572
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		$227,000	221,670
UBS AG, 5.125%, 5/15/2024		447,000	453,616
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		269,000	245,463
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	100,000	126,415
			$ 3,457,769
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)		$775,000	$ 730,507
NCR Corp., 5.125%, 4/15/2029 (n)		390,000	371,937
			$ 1,102,444
Pharmaceuticals – 1.1%
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		$1,095,000	$ 698,823
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		335,000	200,188
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		1,160,000	1,119,400
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		755,000	723,879
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		675,000	648,928
			$ 3,391,218

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.6%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$215,000	$ 210,700
GFL Environmental, Inc., 4%, 8/01/2028 (n)		945,000	850,075
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		215,000	195,860
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		280,000	249,900
Stericycle, Inc., 3.875%, 1/15/2029 (n)		627,000	569,253
			$ 2,075,788
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$515,000	$ 361,782
Taseko Mines Ltd., 7%, 2/15/2026 (n)		420,000	403,385
			$ 765,167
Printing & Publishing – 0.2%
Cimpress N.V., 7%, 6/15/2026 (n)		$740,000	$ 629,000
Informa PLC, 3.125%, 7/05/2026	GBP	110,000	136,208
			$ 765,208
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$111,000	$ 97,791
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	200,000	192,599
			$ 290,390
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$149,000	$ 137,363
Corporate Office Property LP, REIT, 2%, 1/15/2029		52,000	43,477
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		109,000	91,625
			$ 272,465
Real Estate - Other – 0.6%
EPR Properties, REIT, 3.6%, 11/15/2031		$89,000	$ 74,850
Lexington Realty Trust Co., 2.7%, 9/15/2030		195,000	164,943
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, REIT, 5.875%, 10/01/2028 (n)		930,000	918,096
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		282,000	236,880
XHR LP, REIT, 4.875%, 6/01/2029 (n)		640,000	600,000
			$ 1,994,769
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$3,000	$ 2,819
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	100,000	92,969
Regency Centers Corp., 3.7%, 6/15/2030		$71,000	66,644

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – continued
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$313,000	$ 266,158
			$ 428,590
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$490,000	$ 424,634
McDonald's Corp., 2.375%, 5/31/2029	EUR	100,000	106,440
			$ 531,074
Retailers – 0.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$469,000	$ 432,364
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,525,000	1,456,375
Nordstrom, Inc., 4.25%, 8/01/2031		106,000	89,359
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		650,000	534,625
			$ 2,512,723
Specialty Chemicals – 0.3%
Akzo Nobel N.V., 2%, 3/28/2032	EUR	100,000	$ 99,033
Ctec II GmbH, 5.25%, 2/15/2030 (n)		200,000	177,887
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$637,000	623,362
			$ 900,282
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$124,000	$ 103,388
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		604,000	550,093
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		370,000	304,325
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		745,000	533,859
Penske Automotive Group Co., 3.75%, 6/15/2029		886,000	794,512
			$ 2,286,177
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$930,000	$ 903,435
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		540,000	469,967
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	100,000	99,737
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	190,000	200,486
			$ 1,673,625
Supranational – 0.4%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	$ 154,640
West African Development Bank, 4.7%, 10/22/2031 (n)		$1,055,000	968,828
			$ 1,123,468

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 2.4%
Altice France S.A., 6%, 2/15/2028 (n)		$955,000	$ 797,902
American Tower Corp., REIT, 2.75%, 1/15/2027		81,000	75,598
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	400,000	319,188
Crown Castle International Corp., REIT, 3.7%, 6/15/2026		$220,000	217,323
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	601,406
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		92,000	87,261
Rogers Communications, Inc., 3.7%, 11/15/2049		106,000	85,348
SBA Communications Corp., 3.875%, 2/15/2027		643,000	628,613
SBA Communications Corp., 3.125%, 2/01/2029		1,060,000	942,764
Sprint Capital Corp., 6.875%, 11/15/2028		1,250,000	1,414,100
Sprint Corp., 7.125%, 6/15/2024		240,000	254,998
Sprint Corp., 7.625%, 3/01/2026		1,435,000	1,588,201
T-Mobile USA, Inc., 2.625%, 4/15/2026		535,000	504,965
T-Mobile USA, Inc., 3.875%, 4/15/2030		181,000	174,059
			$ 7,691,726
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	225,000	$ 150,588
Tobacco – 0.2%
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$235,000	$ 234,060
Vector Group Ltd., 5.75%, 2/01/2029 (n)		355,000	319,500
			$ 553,560
Transportation - Services – 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$120,000	$ 145,111
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	100,000	90,332
Q-Park Holding I B.V., 2%, 3/01/2027		380,000	347,208
			$ 582,651
U.S. Treasury Obligations – 16.8%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$36,620,000	$ 25,804,226
U.S. Treasury Bonds, 2.25%, 8/15/2049		115,500	96,257
U.S. Treasury Bonds, 2.375%, 11/15/2049		15,487,000	13,268,608
U.S. Treasury Notes, 2.375%, 5/15/2029		15,590,000	15,096,723
			$ 54,265,814
Utilities - Electric Power – 3.5%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$ 1,075,595
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		146,000	127,102
Bruce Power LP, 2.68%, 12/21/2028	CAD	200,000	142,445
Calpine Corp., 4.5%, 2/15/2028 (n)		$902,000	862,267
Calpine Corp., 5.125%, 3/15/2028 (n)		755,000	704,604

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		$320,000	$ 305,600
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,775,000	1,566,437
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	280,000	268,551
Duke Energy Corp., 2.55%, 6/15/2031		$204,000	174,663
E.CL S.A., 4.5%, 1/29/2025		300,000	299,850
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		200,000	192,529
Enel Finance International N.V., 2.875%, 4/11/2029	GBP	100,000	119,639
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	200,000	196,782
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		150,000	125,762
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$98,000	85,477
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	243,600
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	515,040
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		503,000	503,272
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		102,000	100,470
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		490,000	475,413
Southern California Edison Co., 3.65%, 2/01/2050		104,000	83,108
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		743,721	736,655
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		545,000	534,100
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,060,000	1,016,148
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		295,000	279,513
Virginia Electric & Power Co., 3.5%, 3/15/2027		375,000	372,092
WEC Energy Group, Inc., 1.8%, 10/15/2030		37,000	30,302
Xcel Energy, Inc., 4.6%, 6/01/2032		46,000	47,194
			$ 11,184,210
Total Bonds (Identified Cost, $452,857,649)			$ 408,898,874
Common Stocks – 0.7%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,057	$ 201,124
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (u)		110,829	$ 95,734
Energy - Independent – 0.1%
Frontera Energy Corp. (a)		16,354	$ 178,913

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	615	$ 176,868
Special Products & Services – 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF	20,600	$ 1,637,700
Total Common Stocks (Identified Cost, $3,829,241)		$ 2,290,339
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	738	$ 3,321
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	738	3,137
Total Contingent Value Rights (Identified Cost, $0)		$ 6,458

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u) (Identified Cost, $0)	GBP 1.14	3/16/21	6,125	$ 668

Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $7,555,332)	7,555,332	$ 7,555,332

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America High Yield Series 38 Index Credit Default Swap - Fund receives 5%, Fund pays notional amount upon a defined credit event of an Index constituent – September 2022 @ $103 (Premiums Paid, $79,337)	Call	BNP Paribas S.A.	$ 12,367,022	$ 12,050,000	$84,111

Portfolio of Investments (unaudited) – continued
Value ($)
Written Options (see table below) – (0.0)%
(Premiums Received, $60,449)	$ (31,419)

Other Assets, Less Liabilities – (29.7)%	(95,818,098)
Net Assets – 100.0%	$ 322,986,265

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,555,332 and $411,280,450, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $205,225,624, representing 63.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MF1 2020-FL3 Ltd., “AS”, FLR, 3.746% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$428,000	$422,866
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BBSW	Bank Bill Swap Reference Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America High Yield Series 38 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an Index constituent	Put	BNP Paribas S.A.	$(3,990,000)	$4,094,972	$92.00	September – 2022	$(31,419)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	132,942	USD	95,215	Brown Brothers Harriman	7/15/2022	$251
CAD	775,000	USD	595,798	Deutsche Bank AG	7/15/2022	16,785
CAD	3,145,000	USD	2,420,331	HSBC Bank	7/15/2022	65,570
CLP	602,285,000	USD	727,573	Barclays Bank PLC	6/29/2022	191
CNH	1,618,000	USD	239,241	UBS AG	7/15/2022	2,817
CZK	8,750,000	USD	372,325	UBS AG	7/15/2022	5,663
EUR	765,068	USD	819,524	Brown Brothers Harriman	7/15/2022	3,652
EUR	1,319,372	USD	1,395,632	Deutsche Bank AG	7/15/2022	23,947
EUR	3,195,403	USD	3,340,213	HSBC Bank	7/15/2022	97,881
EUR	1,200,000	USD	1,273,430	JPMorgan Chase Bank N.A.	7/15/2022	17,711
EUR	291,000	USD	307,468	Merrill Lynch International	7/15/2022	5,634
EUR	77,381	USD	81,767	NatWest Markets PLC	7/15/2022	1,491
EUR	1,278,525	USD	1,372,953	State Street Bank Corp.	7/15/2022	2,676
EUR	1,379,063	USD	1,460,963	UBS AG	7/15/2022	22,840
GBP	188,581	USD	236,522	Barclays Bank PLC	7/15/2022	1,164
GBP	37,342	USD	47,009	Brown Brothers Harriman	7/15/2022	56
GBP	26,660	USD	33,368	Deutsche Bank AG	7/15/2022	234
GBP	341,585	USD	425,947	HSBC Bank	7/15/2022	4,586
GBP	28,410	USD	35,615	State Street Bank Corp.	6/15/2022	185
JPY	14,832,954	USD	114,171	Merrill Lynch International	7/15/2022	1,252
KRW	522,189,048	USD	416,009	JPMorgan Chase Bank N.A.	7/08/2022	6,015
MXN	11,032,000	USD	540,093	Deutsche Bank AG	7/15/2022	15,809
NOK	18,949,555	USD	1,984,011	JPMorgan Chase Bank N.A.	6/15/2022	37,947
NOK	11,582,253	USD	1,207,390	JPMorgan Chase Bank N.A.	7/15/2022	28,846
NZD	909,993	USD	585,921	Deutsche Bank AG	7/15/2022	6,655

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
NZD	1,477,046	USD	955,224	HSBC Bank	7/15/2022	$6,610
NZD	616,000	USD	395,799	State Street Bank Corp.	7/15/2022	5,332
SEK	1,699,000	USD	171,884	Brown Brothers Harriman	7/15/2022	2,325
ZAR	1,147,118	USD	70,807	UBS AG	7/15/2022	2,139
USD	4,015,050	AUD	5,374,499	JPMorgan Chase Bank N.A.	6/15/2022	157,318
USD	671,270	AUD	904,000	State Street Bank Corp.	7/15/2022	22,099
USD	125,301	CNH	804,000	HSBC Bank	7/15/2022	5,020
USD	9,407,486	CNH	60,165,000	JPMorgan Chase Bank N.A.	6/15/2022	398,394
USD	207,211	EUR	189,287	HSBC Bank	7/15/2022	3,547
USD	55,016,644	EUR	49,690,898	JPMorgan Chase Bank N.A.	6/15/2022	1,638,785
USD	106,665	EUR	96,683	JPMorgan Chase Bank N.A.	7/15/2022	2,639
USD	75,768	EUR	70,000	UBS AG	7/15/2022	451
USD	398,090	GBP	310,000	Deutsche Bank AG	7/15/2022	7,367
USD	131,033	GBP	99,947	HSBC Bank	7/15/2022	5,060
USD	9,526,380	GBP	7,278,324	JPMorgan Chase Bank N.A.	6/15/2022	354,954
USD	176,358	JPY	21,759,896	Deutsche Bank AG	7/15/2022	7,032
USD	7,377,137	JPY	903,151,216	JPMorgan Chase Bank N.A.	6/15/2022	358,405
USD	38,633	JPY	4,963,510	UBS AG	6/15/2022	59
USD	1,633,039	KRW	2,002,513,800	Goldman Sachs International	6/30/2022	14,624
USD	861,721	KRW	1,056,487,280	JPMorgan Chase Bank N.A.	6/30/2022	7,877
USD	4,697,284	KRW	5,720,587,250	Merrill Lynch International	7/08/2022	74,007
USD	9,425,930	NZD	13,676,289	Goldman Sachs International	6/15/2022	516,504
USD	353,100	TWD	10,188,000	Barclays Bank PLC	7/18/2022	1,822
USD	1,091,795	TWD	31,578,000	Merrill Lynch International	7/18/2022	2,998
USD	2,750,125	ZAR	40,711,101	JPMorgan Chase Bank N.A.	7/15/2022	161,261
						$4,126,487
Liability Derivatives
AUD	2,893,226	USD	2,177,753	State Street Bank Corp.	7/15/2022	$(100,101)
CAD	4,266,283	USD	3,418,688	Goldman Sachs International	6/15/2022	(46,083)
CAD	2,509,733	USD	2,009,934	Merrill Lynch International	7/15/2022	(26,167)
CAD	238,000	USD	188,645	State Street Bank Corp.	7/15/2022	(522)
CNH	128,000	USD	19,974	BNP Paribas S.A.	7/15/2022	(825)
CZK	2,766,000	USD	123,491	BNP Paribas S.A.	7/15/2022	(4,004)
CZK	26,361,000	USD	1,193,205	JPMorgan Chase Bank N.A.	6/15/2022	(50,089)
EUR	225,000	USD	246,582	Deutsche Bank AG	7/15/2022	(4,494)
EUR	191,484	USD	205,745	HSBC Bank	6/15/2022	(53)
EUR	1,602,559	USD	1,733,565	HSBC Bank	7/15/2022	(9,291)
EUR	2,463,364	USD	2,725,715	JPMorgan Chase Bank N.A.	6/15/2022	(79,574)
GBP	8,863	USD	11,645	Brown Brothers Harriman	7/15/2022	(475)
GBP	146,921	USD	192,561	HSBC Bank	7/15/2022	(7,382)
GBP	18,428	USD	24,194	JPMorgan Chase Bank N.A.	7/15/2022	(967)
GBP	4,749	USD	6,222	State Street Bank Corp.	7/15/2022	(237)
JPY	5,170,954	USD	40,417	Deutsche Bank AG	7/15/2022	(179)
JPY	74,831,457	USD	589,269	HSBC Bank	7/15/2022	(6,963)
JPY	94,845,324	USD	738,621	JPMorgan Chase Bank N.A.	6/15/2022	(1,542)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
JPY	56,254,746	USD	459,671	JPMorgan Chase Bank N.A.	7/15/2022	$(21,921)
MXN	7,644,550	USD	386,528	Brown Brothers Harriman	7/15/2022	(1,319)
NOK	59,696,234	USD	6,883,539	JPMorgan Chase Bank N.A.	6/15/2022	(513,823)
NZD	5,910,000	USD	3,939,507	Goldman Sachs International	6/15/2022	(89,435)
NZD	6,852,146	USD	4,481,981	JPMorgan Chase Bank N.A.	7/15/2022	(19,949)
NZD	128,690	USD	89,256	State Street Bank Corp.	7/15/2022	(5,455)
SEK	448,000	USD	47,648	Deutsche Bank AG	7/15/2022	(1,712)
SEK	5,934,000	USD	622,920	Goldman Sachs International	7/15/2022	(14,471)
SGD	2,581,000	USD	1,891,191	JPMorgan Chase Bank N.A.	7/15/2022	(7,457)
TRY	219,000	USD	13,746	Merrill Lynch International	7/18/2022	(1,156)
TWD	8,500,000	USD	293,884	Merrill Lynch International	7/18/2022	(807)
ZAR	8,022,207	USD	541,918	JPMorgan Chase Bank N.A.	7/15/2022	(31,777)
USD	2,038,480	AUD	2,850,000	JPMorgan Chase Bank N.A.	6/15/2022	(7,207)
USD	460,495	AUD	648,000	JPMorgan Chase Bank N.A.	7/15/2022	(4,840)
USD	29,084	AUD	41,163	NatWest Markets PLC	6/15/2022	(462)
USD	191,423	AUD	270,009	State Street Bank Corp.	6/15/2022	(2,385)
USD	2,483,341	AUD	3,576,408	State Street Bank Corp.	7/15/2022	(84,909)
USD	929,909	BRL	4,789,219	JPMorgan Chase Bank N.A.	8/02/2022	(60,694)
USD	959,619	CAD	1,226,558	Goldman Sachs International	6/15/2022	(10,006)
USD	110,060	CAD	140,000	Goldman Sachs International	7/15/2022	(600)
USD	679,279	CAD	873,970	JPMorgan Chase Bank N.A.	7/15/2022	(11,533)
USD	726,226	CLP	601,605,276	Goldman Sachs International	6/29/2022	(717)
USD	315,915	CNH	2,140,680	Brown Brothers Harriman	7/15/2022	(4,338)
USD	383,185	CZK	8,849,633	Brown Brothers Harriman	6/15/2022	(569)
USD	1,217,641	CZK	29,127,000	Goldman Sachs International	7/15/2022	(40,602)
USD	106,574	EUR	99,491	Brown Brothers Harriman	6/15/2022	(299)
USD	3,453,837	EUR	3,267,875	HSBC Bank	7/15/2022	(62,235)
USD	128,009	EUR	119,610	State Street Bank Corp.	7/15/2022	(686)
USD	422,026	EUR	398,030	UBS AG	7/15/2022	(6,235)
USD	1,501,140	GBP	1,230,443	Deutsche Bank AG	7/15/2022	(49,706)
USD	1,156,727	GBP	937,000	HSBC Bank	7/15/2022	(24,265)
USD	162,579	GBP	130,000	State Street Bank Corp.	7/15/2022	(1,272)
USD	1,437,878	GBP	1,141,343	UBS AG	7/15/2022	(666)
USD	363,624	JPY	47,309,000	HSBC Bank	7/15/2022	(4,514)
USD	539,414	MXN	11,123,641	Merrill Lynch International	7/15/2022	(21,106)
USD	6,625,144	NOK	62,487,000	JPMorgan Chase Bank N.A.	7/15/2022	(44,429)
USD	1,627,713	NZD	2,548,128	Brown Brothers Harriman	6/15/2022	(32,266)
USD	2,579,371	NZD	4,091,000	Brown Brothers Harriman	7/15/2022	(84,637)
USD	4,431,694	NZD	7,055,047	Deutsche Bank AG	7/15/2022	(162,465)
USD	592,410	NZD	937,000	Goldman Sachs International	7/15/2022	(17,753)
USD	371,970	NZD	577,717	NatWest Markets PLC	7/15/2022	(4,232)
USD	496,088	TWD	14,584,000	Citibank N.A.	9/12/2022	(7,727)
USD	1,378,428	TWD	40,512,000	JPMorgan Chase Bank N.A.	9/12/2022	(21,088)
						$(1,822,673)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	24	$2,409,962	September – 2022	$23,262
Canadian Treasury Bond 5 yr	Short	CAD	239	21,650,488	September – 2022	82,381
Euro-Bobl 5 yr	Short	EUR	156	21,183,761	June – 2022	204,989
Euro-Bund 10 yr	Short	EUR	80	13,017,438	June – 2022	311,363
Japan Government Bond 10 yr	Short	JPY	6	6,974,793	June – 2022	29,759
Long Gilt 10 yr	Short	GBP	22	3,214,944	September – 2022	46,780
U.S. Treasury Note 10 yr	Short	USD	172	20,545,937	September – 2022	142,487
U.S. Treasury Note 2 yr	Short	USD	55	11,610,586	September – 2022	13,855
U.S. Treasury Note 5 yr	Short	USD	365	41,227,891	September – 2022	146,993
U.S. Treasury Ultra Bond	Short	USD	83	12,927,250	September – 2022	272,090
U.S. Treasury Ultra Note 10 yr	Short	USD	108	13,876,312	September – 2022	96,408
						$1,370,367
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	158	$13,858,132	June – 2022	$(5,201)
Euro-Buxl 30 yr	Long	EUR	34	5,920,414	June – 2022	(506,867)
U.S. Treasury Bond	Long	USD	30	4,183,125	September – 2022	(39,939)
						$(552,007)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/15/24	AUD	1,800,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	$921	$53	$974
6/15/24	AUD	5,498,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	(9,016)	11,992	2,976
6/15/24	AUD	2,199,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	(1,239)	2,429	1,190
6/15/24	AUD	3,774,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	4,300	(2,257)	2,043
6/15/24	AUD	2,911,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	5,165	(3,590)	1,575
						$131	$8,627	$8,758
Liability Derivatives
Interest Rate Swaps
6/15/27	AUD	800,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	$(1,519)	$25	$(1,494)
6/15/27	AUD	2,338,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	6,542	(10,909)	(4,367)
6/15/27	AUD	935,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	42	(1,788)	(1,746)
6/15/27	AUD	1,242,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	(6,162)	3,842	(2,320)
6/15/27	GBP	4,200,000	centrally cleared	1.75%/Annually	FLR (SONIA)/Annually	(46,751)	(85,809)	(132,560)
6/15/27	AUD	1,598,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	(5,951)	2,966	(2,985)
						$(53,799)	$(91,673)	$(145,472)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	124,000	Goldman Sachs International	5.00%/Quarterly	1	$(3,924)	$24,812	$20,888
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	150,000	Barclays Bank PLC	1.00%/Quarterly	2	$(5,729)	$1,571	$(4,158)
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore International AG, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler AG, 1.4%, 1/12/24, a A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
At May 31, 2022, the fund had liquid securities with an aggregate value of $3,125,434 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $456,766,227)	$411,280,450
Investments in affiliated issuers, at value (identified cost, $7,555,332)	7,555,332
Cash	251,882
Foreign currency, at value (identified cost, $75)	82
Receivables for
Forward foreign currency exchange contracts	4,126,487
Net daily variation margin on open futures contracts	838,971
Investments sold	1,088,139
TBA sale commitments	599,581
Interest	4,751,671
Uncleared swaps, at value (net of unamortized premiums paid, $24,812)	20,888
Other assets	26,191
Total assets	$430,539,674
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	178,151
Net daily variation margin on open cleared swap agreements	29,450
Forward foreign currency exchange contracts	1,822,673
Investments purchased	523,168
TBA purchase commitments	4,127,482
Capital shares reacquired	294,419
When-issued investments purchased	128,407
Written options (premiums received, $60,449)	31,419
Uncleared swaps, at value (net of unamortized premiums paid, $1,571)	4,158
Payable to affiliates
Investment adviser	25,514
Administrative services fee	866
Transfer agent and dividend disbursing costs	3,814
Payable for independent Trustees' compensation	156
Accrued interest expense	119,194
Deferred country tax expense payable	93,377
Accrued expenses and other liabilities	171,161
Total liabilities	$107,553,409
Net assets	$322,986,265

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$380,614,195
Total distributable earnings (loss)	(57,627,930)
Net assets	$322,986,265
Shares of beneficial interest outstanding (44,429,652 shares authorized less 124,481 capital shares to be retired)	44,305,171
Net asset value per share (net assets of $322,986,265 / 44,305,171 shares of beneficial interest outstanding)	$7.29
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$8,697,717
Dividends	21,833
Dividends from affiliated issuers	14,258
Other	7,826
Foreign taxes withheld	(6,364)
Total investment income	$8,735,270
Expenses
Management fee	$962,193
Transfer agent and dividend disbursing costs	26,958
Administrative services fee	30,187
Independent Trustees' compensation	4,149
Stock exchange fee	21,542
Custodian fee	31,132
Shareholder communications	70,241
Audit and tax fees	45,939
Legal fees	5,628
Interest expense and fees	449,397
Miscellaneous	32,735
Total expenses	$1,680,101
Net investment income (loss)	$7,055,169

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $75 country tax)	$(11,102,243)
Written options	8,277
Futures contracts	8,701,138
Swap agreements	6,466
Forward foreign currency exchange contracts	2,435,188
Foreign currency	14,534
Net realized gain (loss)	$63,360
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,309 increase in deferred country tax)	$(41,018,374)
Written options	29,030
Futures contracts	2,226,092
Swap agreements	(62,139)
Forward foreign currency exchange contracts	1,141,614
Translation of assets and liabilities in foreign currencies	25,923
Net unrealized gain (loss)	$(37,657,854)
Net realized and unrealized gain (loss)	$(37,594,494)
Change in net assets from operations	$(30,539,325)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21
Change in net assets
From operations
Net investment income (loss)	$7,055,169	$15,604,143
Net realized gain (loss)	63,360	12,111,890
Net unrealized gain (loss)	(37,657,854)	(23,871,339)
Change in net assets from operations	$(30,539,325)	$3,844,694
Distributions to shareholders	$(10,254,160)	$(18,569,733)
Tax return of capital distributions to shareholders	$—	$(12,344,248)
Distributions from other sources	$(4,031,682)	$—
Change in net assets from fund share transactions	$(1,155,570)	$1,498,406
Total change in net assets	$(45,980,737)	$(25,570,881)
Net assets
At beginning of period	368,967,002	394,537,883
At end of period	$322,986,265	$368,967,002
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/22 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$(30,539,325)
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(170,435,763)
Proceeds from disposition of investment securities	166,502,881
Purchase of short-term investments, net	(683,982)
Realized gain/loss on investments	11,102,168
Unrealized appreciation/depreciation on investments	41,017,065
Unrealized appreciation/depreciation on foreign currency contracts	(1,141,614)
Unrealized appreciation/depreciation on swaps	62,139
Net amortization/accretion of income	227,149
Decrease in interest receivable	385,540
Increase in accrued expenses and other liabilities	12,821
Increase in receivable for net daily variation margin on open futures contracts	(838,971)
Decrease in payable for net daily variation margin on open futures contracts	(532,265)
Increase in other assets	(22,531)
Increase in interest payable	61,032
Net cash provided by operating activities	$15,176,344
Cash flows from financing activities:
Distributions paid in cash	$(13,747,252)
Repurchase of shares of beneficial interest	(1,221,590)
Net cash used by financing activities	$(14,968,842)
Net increase in cash and restricted cash	$207,502
Cash and restricted cash:
Beginning of period (including foreign currency of $40,055)	$44,462
End of period (including foreign currency of $82)	$251,964
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $360,439.
Cash paid during the six months ended May 31, 2022 for interest was $388,365.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$8.29	$8.90	$8.94	$8.44	$9.26	$9.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.35	$0.37	$0.36	$0.35	$0.39
Net realized and unrealized gain (loss)	(0.84)	(0.26)	0.27	0.80	(0.50)	0.33
Total from investment operations	$(0.68)	$0.09	$0.64	$1.16	$(0.15)	$0.72
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.42)	$(0.40)	$(0.44)	$(0.43)	$(0.32)
From tax return of capital	—	(0.28)	(0.30)	(0.26)	(0.28)	(0.43)
From other sources	(0.09)	—	—	—	—	—
Total distributions declared to shareholders	$(0.32)	$(0.70)	$(0.70)	$(0.70)	$(0.71)	$(0.75)
Net increase from repurchase of capital shares	$0.00(w)	$—	$0.02	$0.04	$0.04	$0.03
Net asset value, end of period (x)	$7.29	$8.29	$8.90	$8.94	$8.44	$9.26
Market value, end of period	$6.65	$8.44	$8.53	$8.32	$7.41	$8.40
Total return at market value (%)	(17.75)(n)	7.27	11.58	22.47	(3.56)	9.67
Total return at net asset value (%) (j)(r)(s)(x)	(8.20)(n)	0.99	8.35	15.54	(0.36)	9.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.97(a)	0.91	1.02	1.40	1.26	1.05
Net investment income (loss)	4.06(a)	4.06	4.20	4.11	4.00	4.16
Portfolio turnover	42(n)	112	129	94	96	52
Net assets at end of period (000 omitted)	$322,986	$368,967	$394,538	$403,245	$396,451	$456,591
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.71(a)	0.71	0.72	0.70	0.70	0.71
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$4,230	$4,690	$4,945	$5,032	$4,965	$5,566

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) - continued
security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,637,700	$—	$176,868	$1,814,568
Luxembourg	—	201,124	—	201,124
Canada	178,913	—	—	178,913
Mexico	—	—	95,734	95,734
United Kingdom	—	—	668	668
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	54,265,814	—	54,265,814
Non - U.S. Sovereign Debt	—	96,334,406	—	96,334,406
Municipal Bonds	—	1,543,590	—	1,543,590
U.S. Corporate Bonds	—	178,033,291	—	178,033,291
Residential Mortgage-Backed Securities	—	6,826,813	—	6,826,813
Commercial Mortgage-Backed Securities	—	6,827,448	—	6,827,448
Asset-Backed Securities (including CDOs)	—	7,863,521	—	7,863,521
Foreign Bonds	—	57,294,560	—	57,294,560
Mutual Funds	7,555,332	—	—	7,555,332
Total	$9,371,945	$409,190,567	$273,270	$418,835,782
Other Financial Instruments
Futures Contracts – Assets	$1,370,367	$—	$—	$1,370,367
Futures Contracts – Liabilities	(552,007)	—	—	(552,007)
Forward Foreign Currency Exchange Contracts – Assets	—	4,126,487	—	4,126,487
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,822,673)	—	(1,822,673)
Swap Agreements – Assets	—	29,646	—	29,646
Swap Agreements – Liabilities	—	(149,630)	—	(149,630)
Written Options - Liabilities	—	(31,419)	—	(31,419)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/21	$265,542
Change in unrealized appreciation or depreciation	7,728
Balance as of 5/31/22	$273,270
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2022 is $7,728. At May 31, 2022, the fund held three level 3 securities.

Notes to Financial Statements (unaudited) - continued
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,370,367	$(552,007)
Interest Rate	Cleared Swap Agreements	8,758	(145,472)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,126,487	(1,822,673)
Credit	Purchased Option Contracts	84,111	—
Credit	Written Option Contracts	—	(31,419)
Credit	Uncleared Swap Agreements	20,888	(4,158)
Total		$5,610,611	$(2,555,729)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$8,701,138	$741	$—	$—	$—
Foreign Exchange	—	—	2,435,188	—	—
Credit	—	5,725	—	419,661	8,277
Total	$8,701,138	$6,466	$2,435,188	$419,661	$8,277
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$2,226,092	$(53,668)	$—	$—	$—
Foreign Exchange	—	—	1,141,614	—	—
Equity	—	—	—	—	—
Credit	—	(8,471)	—	(290,301)	29,030
Total	$2,226,092	$(62,139)	$1,141,614	$(290,301)	$29,030

Notes to Financial Statements (unaudited) - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

Notes to Financial Statements (unaudited) - continued
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations

Notes to Financial Statements (unaudited) - continued
in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Notes to Financial Statements (unaudited) - continued
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally

Notes to Financial Statements (unaudited) - continued
only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of May 31, 2022 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of May 31, 2022, the swap agreement's credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of EUR 274,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
5/31/22
Cash	$251,964
Restricted cash	—
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$251,964
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Notes to Financial Statements (unaudited) - continued
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their

Notes to Financial Statements (unaudited) - continued
tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and straddle loss deferrals.
For the six months ended May 31, 2022, the amount of distributions estimated to be a tax return of capital was approximately $4,031,682 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/21
Ordinary income (including any short-term capital gains)	$18,569,733
Tax return of capital (b)	12,344,248
Total distributions	$30,913,981

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/22
Cost of investments	$469,615,245
Gross appreciation	1,356,275
Gross depreciation	(52,135,738)
Net unrealized appreciation (depreciation)	$ (50,779,463)
As of 11/30/21
Capital loss carryforwards	(2,612,162)
Other temporary differences	(115,778)
Net unrealized appreciation (depreciation)	(10,074,823)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(2,612,162)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections

Notes to Financial Statements (unaudited) - continued
that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2022 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2022, these fees paid to MFSC amounted to $7,625.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2022 was equivalent to an annual effective rate of 0.0174% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2022, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $138,535 and $261,514, respectively. The sales transactions resulted in net realized gains (losses) of $(834).
(4) Portfolio Securities
For the six months ended May 31, 2022, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$52,531,006	$29,595,305
Non-U.S. Government securities	134,845,336	152,536,029

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 228,537 shares of beneficial interest during the six months ended May 31, 2022 at an average price per share of $6.63 and a weighted average discount of 8.29% per share. During the year ended November 30, 2021, the fund did not repurchase any shares. Transactions in fund shares were as follows:
	Six months ended 5/31/22		Year ended 11/30/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	43,796	$360,439	174,940	$1,498,406
Capital shares repurchased	(228,537)	(1,516,009)	—	—
Net change	(184,741)	$(1,155,570)	174,940	$1,498,406
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2022, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2022. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for a 365 day period which matures on August 19, 2023. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $444,402 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2022, the average loan balance was $100,000,000 at a weighted average annual interest rate of 0.89%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,871,350	$135,857,573	$135,173,591	$—	$—	$7,555,332

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,258	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Charter Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2022, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2021 and the financial highlights for each of the five years in the period then ended; and in our report dated January 14, 2022, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
July 15, 2022

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MCR

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Charter Income Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/21-12/31/21	0	N/A	0	4,444,570
1/01/22-1/31/22	0	N/A	0	4,444,570
2/01/22-2/28/22	0	N/A	0	4,444,570
3/01/22-3/31/22	0	N/A	0	4,444,570
4/01/22-4/30/22	31,801	6.85	31,801	4,412,769
5/01/22-5/31/22	72,255	6.62	72,255	4,340,514

Total	104,056	6.69	104,056

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2021 plan year is 4,444,570.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2022

* Print name and title of each signing officer under his or her signature.